Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000166084 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000166084 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000166084 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.90%
C000166084 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000166084 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000166085 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000166085 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000166085 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.90%
C000166085 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000166085 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000198351 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000198352 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000198353 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000198354 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000204674 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	91.40%
C000204674 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000204674 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000204674 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000204674 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000204674 [Member] | One Hundred Eighty One Plus calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%